Document And Entity Information	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	NuVasive, Inc.
Amendment Flag	false
Document Period End Date	Aug. 04, 2020
Entity Central Index Key	0001142596
Entity Emerging Growth Company	false
Entity File Number	000-50744
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	7475 Lusk Boulevard
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	909-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security Exchange Name	NASDAQ
Title of each class	Common Stock, par value $0.001 per share
Trading Symbol(s)	NUVA